OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
OPERATING SEGMENTS [Text Block]

4. OPERATING SEGMENTS

The Corporation’s reportable segments are Loyalty Currency Retailing, Platform Partners, and Points Travel. These operating segments are organized around differences in products and services.

During the year ended December 31, 2018, the Corporation re-defined the measure of segment profit or loss to Contribution from Adjusted EBITDA. The Corporation determined that Contribution was the more appropriate measure of segment profit or loss used by the Chief Operating Decision Maker (“CODM”) in reviewing segment results and making resource allocation decisions. Contribution is defined as gross profit (total revenue less direct cost of principal revenue) for the relevant operating segment less direct adjusted operating expenses. Direct adjusted operating expenses are expenses which are directly attributable to each operating segment. Assets and liabilities are not provided to the CODM at the operating segment level and are therefore not allocated to the operating segments for reporting purposes. The Corporation has restated the disclosures for the year ended December 31, 2017 to reflect this change in segment performance measure. There have been no changes in the Corporation’s reportable segments.

For the year ended December 31, 2018:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total
Total revenue	366,421	7,979	1,845	376,245
Direct cost of principal revenue	321,615	615	111	322,341
Gross profit	44,806	7,364	1,734	53,904
Direct adjusted operating expenses	12,941	3,784	5,522	22,247
Contribution	31,865	3,580	(3,788)	31,657
Indirect adjusted operating expenses[1]				13,718
Finance income				(666)
Equity-settled share-based payment expense				4,381
Income tax expense				3,104
Depreciation and amortization				3,364
Foreign exchange gain				(36)
Net income				7,792

For the year ended December 31, 2017: (restated, see Note 3(a))	Loyalty Currency Retailing	Platform Partners	Points Travel	Total

Total revenue	339,652	7,704	1,288	348,644
Direct cost of principal revenue	301,492	570	32	302,094
Gross profit	38,160	7,134	1,256	46,550
Direct adjusted operating expenses	11,515	4,644	4,292	20,451
Contribution	26,645	2,490	(3,036)	26,099
Indirect adjusted operating expenses[1]				13,086
Finance income				(213)
Equity-settled share-based payment expense				4,455
Income tax expense				1,461
Depreciation and amortization				3,988
Foreign exchange gain				(58)
Net income				3,380

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

Transaction price allocated to the remaining performance obligations

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers.

	Total	Year 1	Year 2	Year 3	Year 4	Year 5+
Hosting and other	$ 3,209	$ 2,525	$ 312	$ 186	$ 186	-

Enterprise-wide disclosures - Geographic information

	2018		2017
For the year ended December 31			(restated - Note 3 (a))
Revenue
United States	$331,625	88%	$304,116	87%
Europe	25,661	7%	31,873	9%
Other	18,959	5%	12,655	4%
	$376,245	100%	$348,644	100%

Revenue earned by the Corporation is generated from sales to loyalty program partners directly or from sales directly to members of loyalty programs with which the Corporation partners. Revenues by geographic region are shown above and are based on the country of residence of each of the Corporation’s loyalty partners. As at December 31, 2018, substantially all of the Corporation's assets were in Canada.

Dependence on loyalty program partners

For the year ended December 31, 2018, there were three (2017 – three) loyalty program partners for which sales to their members individually represented more than 10% of the Corporation’s total revenue. In aggregate, sales to the members of these partners represented 70% (2017 – 69%) of the Corporation’s total revenue.